Long-term debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term debt.
Schedule of long-term debt

	March 31, 2012	December 31, 2011	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$460,000	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	210,526	206,490	5.95%
Senior unsecured notes, due July 2014	190,000	190,000	5.90%
Senior unsecured notes, due August 2017	150,000	150,000	5.87%
Senior unsecured notes, due August 2019	75,000	75,000	5.97%
Non-Recourse Debt:
Epsilon Power Partners term facility, due 2019	34,608	34,982	7.40%
Path 15 senior secured bonds	145,880	145,879	7.90% – 9.00%
Auburndale term loan, due 2013	10,150	11,900	5.10%
Cadillac term loan, due 2025	39,631	40,231	6.02% – 8.00%
Piedmont construction loan, due 2013	108,863	100,796	Libor plus 3.50%
Canadian Hills construction loan, due 2013	176,149	—	Libor plus 3.00%
Purchase accounting fair value adjustments	10,398	10,580
Less current maturities	(246,520)	(20,958)

Total long-term debt	$1,364,685	$1,404,900

	December 31, 2011	December 31, 2010	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$—	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	206,490	—	5.95%
Senior unsecured notes, due July 2014	190,000	—	5.90%
Senior unsecured notes, due August 2017	150,000	—	5.87%
Senior unsecured notes, due August 2019	75,000	—	5.97%
Non-Recourse Debt:
Epsilon Power Partners term faciliy, due 2019	34,982	36,482	7.40%
Path 15 senior secured bonds	145,879	153,868	7.90% – 9.00%
Auburndale term loan, due 2013	11,900	21,700	5.10%
Cadillac term loan, due 2025	40,231	42,531	6.02% – 8.00%
Piedmont construction loan, due 2013	100,796	—	Libor plus 3.50%
Purchase accounting fair value adjustments	10,580	11,305
Less current maturities	(20,958)	(21,587)

Total long-term debt	$1,404,900	$244,299

Schedule of principal payments on the maturities of debt due in next five years

2012	$20,958
2013	75,059
2014	209,854
2015	21,771
2016	21,677
Thereafter	1,065,959

$1,415,278